Schedule of Earnings Per Share, Basic And Diluted (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Basic and diluted net earnings/(loss) per share calculation
Net earnings(loss) attributable to ordinary shareholders, basic | ¥		¥ (47,532)	¥ 51,497	¥ (26,795)
Net earnings(loss) attributable to ordinary shareholders, diluted | ¥		¥ (47,532)	¥ 51,497	¥ (26,795)
Denominator:
Weighted-average ordinary shares outstanding, basic | shares		120,912,863	119,936,488	119,387,937
Weighted-average ordinary shares outstanding, diluted | shares		120,912,863	120,016,243	119,387,937
Net earnings/(loss) per share attributable to ordinary shareholders:
Basic | (per share)	$ (0.06)	¥ (0.39)	¥ 0.43	¥ (0.22)
Diluted | (per share)	$ (0.06)	¥ (0.39)	¥ 0.43	¥ (0.22)